Equity Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2024
Share-based Payment Arrangement [Abstract]
Summary of Nonvested Restricted Shares
A summary of the status of the Company’s non-vested restricted shares as of December 31, 2022, 2023 and 2024, is presented below:

	Number of restricted shares	Weighted average grant date fair value per non- vested share
Non-vested, January 1, 2022	343,744	2.99

Vested	(171,872)	2.99

Non-vested, December 31, 2022	171,872	2.99

Granted	1,566,000	4.83

Vested	(620,872)	5.80

Non-vested, December 31, 2023	1,117,000	5.52

Granted	825,247	6.33

Vested	(558,500)	5.52

Non-vested, December 31, 2024	1,383,747	4.51

Summary of the Company's non-vested stock option activity
A summary of the Company’s non-vested stock option activity and related information for the years ended December 31, 2022, 2023 and 2024, is as follows:

	Option shares #	Weighted-Average Exercise Price $
Outstanding – January 31, 2022	250,000	2.99
Exercisable – January 31, 2022	—	—
Granted	—	—
Outstanding – December 31, 2022	250,000	2.99
Exercisable – December 31, 2022	125,000	2.99
Unvested-December 31, 2022	125,000	2.99
Granted	250,000	2.85
Granted	299,000	6.43
Exercised	(250,000)	2.99
Outstanding – December 31, 2023	549,000	4.80
Exercisable – December 31, 2023	—	—
Unvested – December 31, 2023	549,000	4.80
Granted	123,000	6.01
Granted	100,000	6.89
Exercised	(125,000)	2.85
Outstanding – December 31, 2024	647,000	5.73
Exercisable – December 31, 2024	149,500	6.43

Unvested – December 31, 2024	497,500	5.52